Segment Information Operations (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 50,018	$ 44,877	$ 92,429	$ 90,518
Management fees	(15,462)	(14,719)	(29,805)	(29,439)
Interest expense and finance cost, net	(8,145)	(8,369)	(18,500)	(16,033)
Depreciation and amortization	(18,680)	(18,809)	(35,455)	(37,614)
Net income/ (loss)	4,445	(16,807)	(1,208)	(16,598)	$ (52,549)
Total assets	1,327,552	1,288,362	1,327,552	1,288,362	1,268,580
Capital expenditures	(109,814)	0	(11,769)	(450)
Investment in affiliates	1,192	1,340	1,192	1,340	1,257
Cash and cash equivalents	79,749	25,327	79,749	25,327	17,360	$ 26,750
Restricted cash	6,299	1,572	6,299	1,572	$ 7,728
Long-term debt (including current and non-current portion), net	475,017	555,007	475,017	555,007
Navios Partners Operations
Segment Reporting Information [Line Items]
Revenue	46,916	44,877	89,327	90,518
Management fees	(14,760)	(14,719)	(29,103)	(29,439)
Interest expense and finance cost, net	(8,138)	(8,369)	(18,493)	(16,033)
Depreciation and amortization	(17,360)	(18,809)	(34,135)	(37,614)
Net income/ (loss)	7,987	(16,807)	2,334	(16,598)
Total assets	1,275,942	1,288,362	1,275,942	1,288,362
Capital expenditures	(95,247)	0	2,798	(450)
Investment in affiliates	31,192	1,340	31,192	1,340
Cash and cash equivalents	44,813	25,327	44,813	25,327
Restricted cash	6,299	1,572	6,299	1,572
Long-term debt (including current and non-current portion), net	441,347	$ 555,007	441,347	$ 555,007
Navios Containers Operations
Segment Reporting Information [Line Items]
Revenue	3,102		3,102
Management fees	(702)		(702)
Interest expense and finance cost, net	(80)		(80)
Depreciation and amortization	(1,320)		(1,320)
Net income/ (loss)	881		881
Total assets	97,333		97,333
Capital expenditures	(44,567)		(44,567)
Investment in affiliates	0		0
Cash and cash equivalents	34,936		34,936
Restricted cash	0		0
Long-term debt (including current and non-current portion), net	33,670		33,670
Eliminations
Segment Reporting Information [Line Items]
Interest expense and finance cost, net	73		73
Net income/ (loss)	(4,423)		(4,423)
Total assets	(45,723)		(45,723)
Capital expenditures	30,000		30,000
Investment in affiliates	$ (30,000)		$ (30,000)